Leases (Details) - Schedule of future maturities of operating lease liabilities $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of future maturities of operating lease liabilities [Abstract]
2021	$ 4,506
2022	3,544
2023	2,604
2024	2,458
2025 and after	11,812
Total operating lease payments	24,924
Less - imputed interest	2,279
Present value of lease liabilities	$ 22,645